                                                                    EXHIBIT 99.1


                                    EXHIBIT C

                  FORM OF MONTHLY REPORT TO CERTIFICATEHOLDERS

               FIRST NATIONAL MASTER NOTE TRUST VFN SERIES 2007-1
                     MONTHLY PERIOD ENDING: AUGUST 31, 2007

     The undersigned, a duly authorized representative of First National Bank of Omaha ("FNBO"), as Servicer pursuant to the Transfer and Servicing Agreement, dated as of October 24, 2002 (as amended, the "Transfer and Servicing Agreement") by and between FNBO, as Servicer, First National Funding LLC, as Transferor, and First National Master Note Trust, as Issuer, does hereby certify as follows:

(a) The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to the Bank of New York, as Indenture Trustee, under the Master Indenture, dated as of October 24, 2002 (the "Indenture"), by and between Issuer and the Indenture Trustee, and acknowledged by Transferor and Servicer, as supplemented by the VFN 2007-1 Indenture Supplement, dated as of April 24, 2007, by and between issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the "Supplement"). Capitalized terms used in this Certificate have their respective meanings set forth in the Transfer and Servicing Agreement. References herein to certain sections and subsections are references to the respective sections and subsections of the Transfer and Servicing Agreement. This report is delivered pursuant to Section 5.03(a) of the Supplement.

(b) FNBO is the Servicer under the Transferor and Servicing Agreement and the Pooling and Servicing Agreement.

(c)  The undersigned is a Servicing Officer.

(d)  With respect to this Certificate:

        The Monthly Period is:                            August 31, 2007
                                                    ---------------------
        The Determination Date is:                     September 10, 2007
                                                    ---------------------
        The Record Date is:                               August 31, 2007
                                                    ---------------------
        The Transfer Date is:                          September 14, 2007
                                                    ---------------------
        The Distribution Date is:                      September 17, 2007
                                                    ---------------------
        The Controlled Accumulation Date is:                April 1, 2009
                                                    ---------------------
        The Interest Period begins:                       August 15, 2007
                                                    ---------------------
        The Interest Period ends:                      September 16, 2007
                                                    ---------------------
        Number of days in Interest Period:                             31
                                                    ---------------------

(e) To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below:

                                      None

(f) To the knowledge of the undersigned, no Series 2007-1 Pay Out Event and no Trust Pay Out Event has occurred except as described below:

                                      None

(g) As of the date hereof the Available Spread Account Amount equals the Required Spread Account Amount and, if the Reserve Account Funding Date has occurred, the Available Reserve Account Amount equals the Required Reserve Account Amount.

A.   INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

     1.  Number of Accounts at Beginning of Monthly Period                                 2,119,588
         Number of Accounts at End of Monthly Period                                       2,218,740
         Average Account Balance at End of Monthly Period                       $           1,005.57

     2.  Principal Receivables
         (a)Beginning of the Monthly Period                                     $   1,999,670,532.64
         (b)End of the Monthly Period                                           $   2,206,299,369.74
         (c)Average Principal Receivables                                       $   2,203,491,430.00


     3.  Increase in Principal Receivables from Account Additions                        199,287,988
         Increase in Finance Charge Receivables from Account Additions                       707,517
         Increase in Total Receivables from Account Additions                            199,995,506

     4.  Decrease in Principal Receivables from Removed Accounts                                   -
         Decrease in Finance Charge Receivables from Removed Accounts                              -
         Decrease in Total Receivables from Removed Accounts                                       -

     5.  Delinquent Balances


                        Delinquency                        Aggregate Account         Percentage of
                          Category                              Balance            Total Receivables
     -----------------------------------------------------------------------------------------------

         (a) 30 to 59 days                                $    20,879,393.13                    0.94%
         (b) 60 to 89 days                                $    15,366,007.79                    0.69%
         (c) 90 to 119 days                               $    11,836,219.02                    0.53%
         (d) 120 to 149 days                              $     9,607,456.00                    0.43%
         (e) 150 or more days                             $     8,574,471.06                    0.38%
             Total:                                       $    66,263,547.00                    2.97%

     6.  Aggregate amount of Collections

         (a) Total Collections                                                  $     366,732,333.16
         (b) Total Collections of Principal Receivables                         $     339,298,572.91
         (c) Total Collections of Finance Charge Receivables                    $      27,433,760.25
         (d) Aggregate Allocation Percentages for Outstanding Series                           92.52%
         (e) Aggregate Allocation Percentage of Collections of Principal
             Receivables                                                                       92.52%
         (f) Aggregate Allocation Percentage of Collections of Finance Charge
             Receivables                                                                       92.52%

     7.  Aggregate amount of Principal Receivables in Accounts which became
         Defaulted Accounts during the Monthly Period                           $       9,520,922.60

     8.  Servicer Interchange amount                                            $         625,000.00

     9. The aggregate amount of Finance Charge Collections for the Receivables Trust for the Monthly Period

         (a) Interchange                                                        $       5,317,738.03
         (b) Recoveries                                                         $       2,236,372.71
         (c) Finance Charges and Fees                                           $      27,433,760.25
         (d) Discount Receivables                                               $                  -
             Total                                                              --------------------
                                                                                $      34,987,870.99

     10. Aggregate Uncovered Dilution Amount for the Monthly Period             $                  -

     11. End of Monthly Period Trust Receivables                                $   2,231,100,920.51

B.   OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

     1.  Outstanding principal balance of all securities secured by pool assets (sum of all Series)
         (a) At end of prior Distribution Date                                  $   1,850,000,000.00
         (b) Increase due to new securities issued                              $                  -
         (c) Decrease due to principal payments                                 $                  -
         (d) Increases in variable securities                                   $                  -
         (e) Decreases in variable securities                                   $                  -
         (f) At end of Distribution Date                                        $   1,850,000,000.00

C.   INFORMATION REGARDING THE SERIES 2007-1 NOTES

     1.  Collateral Amount at the close of business on the prior
         Distribution Date                                                      $     500,000,000.00

         (a) Reductions due to Investor Charge-Offs (including Uncovered
             Dilution Amounts) made on the related Distribution Date            $                  -
         (b) Reimbursements to be made on the related Distribution Date from
             Available Finance Charge Collections                               $                  -
         (c) Collateral Amount at the close of business on the Distribution
             Date                                                               $     500,000,000.00

     2.  Note Principal Balance at the close of business on the Distribution
         Date during the monthly period

         (a) Class A Note Principal Balance                                     $     411,250,000.00
         (b) Class B Note Principal Balance                                     $      40,000,000.00
         (c) Class C Note Principal Balance                                     $      48,750,000.00
               Total Note Principal Balance                                     --------------------
                                                                                $     500,000,000.00
     3.  Series Allocation Percentages for the Monthly Period

         (a) Principal Collections                                                             25.00%
         (b) Finance Charge Collections                                                        25.00%
         (c) Default Amounts                                                                   25.00%

     4.  Investor Principal Collections processed during the Monthly
         Period and allocated to the Series                                     $      84,824,643.23

     5.  Excess Principal Collections available from other Group I
         Series allocated to the Series                                         $                  -

     6.  Aggregate amounts treated as Available Principal Collections pursuant to subsections 4.04(a)(v) and (vi) of the related
         Indenture Supplement                                                   $       2,380,230.65

     7.  Reallocated Principal Collections (up to the Monthly
         Principal Reallocation Amount) applied pursuant to Section
         4.06 of the related Indenture Supplement                               $                  -

     8.  AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)                              $      87,204,873.88

     9.  Principal Accumulation Investment Earnings                             $                  -

     10. Investor Finance Charge Collections (including Interchange
         and Recoveries) processed during the Monthly Period                    $       8,746,967.75

     11. Excess Finance Charge Collections from Group I allocated to
         the Series                                                             $                  -

     12. Reserve Account withdrawals pursuant to Section 4.10(b) or
         (d) of the related Indenture Supplement                                $                  -

     13. Excess amounts from Spread Account to be treated as
         Available Finance Charge Collections pursuant to Section
         4.11(g) of the related Indenture Supplement                            $          21,085.19

     14. AVAILABLE FINANCE CHARGE COLLECTIONS (9+10+11+12+13)                   $       8,768,052.94


     15. Available Finance Charge Collections were allocated in the following priority:

         (a) Class A Noteholders,
             Class A Monthly Interest                                           $       2,130,403.52
             Class A Interest Shortfall                                         $                  -
             Class A Default Amount                                             $                  -
             Class A Default Amount previously due but not distributed          $                  -
             Total                                                              $       2,130,403.52

         (b) Class B Noteholders,
             Class B Monthly Interest                                           $         213,079.17
             Class B Interest Shortfall                                         $                  -
             Class B Default Amount                                             $                  -
             Class B Default Amount previously due but not distributed          $                  -
             Total                                                              $         213,079.17

         (c) to Servicer, the Noteholder Servicing Fee
             (after adjustment for Servicer Interchange shortfall, if any)      $         833,333.33

         (d) Class C Noteholders,
             Class C Monthly Interest                                           $         270,862.11
             Class C Interest Shortfall                                         $                  -
             Class C Default Amount                                             $                  -
             Class C Default Amount previously due but not distributed          $                  -
             Total                                                              $         270,862.11

         (e) Investor Default Amount and Uncovered Dilution Amount
             were included in Available Principal Collections                   $       2,380,230.65

         (f) Investor Charge-Offs and Reallocated Principal
             Collections not previously reimbursed were included in
             Available Principal Collections                                    $                  -

         (g) to Reserve Account, excess of Required Reserve Account
             Amount over the Available Reserve Account Amount                   $                  -

         (h) to Spread Account, excess of Required Spread Account
             Amount over the Available Spread Account Amount                    $                  -

         (i) balance constitutes Excess Finance Charge Collections              $       2,940,144.16

     16. Available Principal Charge Collections were allocated in the following priority:

         (a) during Revolving Period, treated as Excess Principal Collections   $      87,204,873.88

         (b) with respect to Accumulation Period,
             (i)   Monthly Principal deposited to Principal Accumulation        $                  -
                   Account
             (ii)  balance treated as Excess Principal Collections              $                  -

         (c) with respect to Rapid Amortization Period,
             (i)   Monthly Principal to Class A Noteholders up to
                   Class A Note Principal Balance                               $                  -
             (ii)  Monthly Principal to Class B Noteholders up to
                   Class B Note Principal Balance                               $                  -
             (iii) Monthly Principal to Class C Noteholders up to
                   Class C Note Principal Balance                               $                  -
             (iv)  balance treated as Excess Principal Collections              $                  -

     17. Excess funds were allocated in the following order of priority:

         (a) Excess Finance Charge Collections,
             (i)   to other Excess Allocation Series in Group One, for
                   finance charge shortfalls                                    $                  -
             (ii)  to the Successor Servicer, for any unpaid excess
                   servicing fees
                           For this Series                                      $                  -
                           For other Series                                     $                  -
             (iii) the balance to Holder of the Transferor Interest             $       2,940,144.16

         (b) Excess Principal Collections,
             (i)   to other Excess Allocation Series in Group One, for
                   principal shortfalls                                         $                  -
             (ii)  to be applied as principal for variable funding
                   Certificates or Notes in Group One                           $                  -
             (iii) the balance to Holder of the Transferor Interest             $      87,204,873.88

     18. The aggregate amount of all Principal Receivables in Accounts which became Defaulted Accounts during the Monthly
         Period which were allocated to the Series

         (a) Default Amount                                                     $       9,520,922.60
         (b) Allocation Percentage (B.3.(c) above)                                             25.00%
                                                                                --------------------
         (c) Total Investor Default Amount (axb)                                $       2,380,230.65

     19. The aggregate amount of Uncovered Dilution Amount allocated to the Series for the Monthly Period

         (a) Dilutions not covered by Transferor                                $                  -
         (b) Series Allocation Percentage (as defined in the related
             Indenture Supplement)                                                             25.00%
                                                                                --------------------
         (c) Total Uncovered Dilution Amount (axb)                              $                  -


     20. The aggregate amount of Investor Charge-Offs (including any
         Uncovered Dilution Amount not covered by the Transferor) for
         the Monthly Period                                                     $                  -

     21. Ratings of the Class A Notes
         Moody's                                                                                 Aaa
         S&P                                                                                     AAA
         Fitch                                                                                   N/A

     22. Ratings of the Class B Notes
         Moody's                                                                                  A2
         S&P                                                                                       A
         Fitch                                                                                   N/A

     23. Ratings of the Class C Notes
         Moody's                                                                                Baa2
         S&P                                                                                     BBB
         Fitch                                                                                   N/A

     24. Note Interest Rate for the Monthly Period
         (a) Class A Note Interest Rate                                                      6.09940%
         (b) Class B Note Interest Rate                                                      6.27209%
         (c) Class C Note Interest Rate                                                      6.54191%

     25. Ending Note Principal Balance on the Distribution Date, after taking into account distributions on the Notes:

         (a) Class A Note Principal Balance                                     $     411,250,000.00
         (b) Class B Note Principal Balance                                     $      40,000,000.00
         (c) Class C Note Principal Balance                                     $      48,750,000.00
                                                                                --------------------
         Total Note Principal Balance                                           $     500,000,000.00

D.   QUARTERLY NET YIELD


                                                         8/31/2007            7/31/2007             6/30/2007
                                                       Monthly Period       Monthly Period       Monthly Period
                                                     -----------------------------------------------------------
     Yield                                                   20.60%              19.50%              21.13%
     Less Investor Default Amt (18c)                          5.61%               5.38%               5.67%
     Less Uncovered Dilution Amt (19c)                        0.00%               0.00%               0.00%
                                                     -----------------------------------------------------------
       (a) Portfolio Yield                                   14.99%              14.12%              15.46%

     Monthly Interest                                         6.16%               5.31%               5.49%
     Plus Noteholder Servicing Fee                            2.00%               2.00%               2.00%
                                                     -----------------------------------------------------------
       (b) Base Rate                                          8.16%               7.31%               7.49%
                                                     -----------------------------------------------------------
       (a)-(b) = Net Yield Percentage                         6.84%               6.81%               7.97%

       Quarterly Net Yield for the Distribution Date          7.21%


E.   INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

     1.  Opening Principal Accumulation Account Balance on the                  $               0.00
         Distribution Date

     2.  Controlled Deposit Amount to be deposited to the Principal
         Accumulation                                                           $               0.00
         (a) Controlled Accumulation Amount                                     $               0.00
         (b) Accumulation Shortfall                                             $               0.00
         (c) Controlled Deposit Amount (a+b)                                    $               0.00

     3.  Amounts withdrawn from the Principal Accumulation Account for
         (a) Distribution in reduction of the Class A Notes                     $               0.00
         (b) Distribution in reduction of the Class B Notes                     $               0.00
         (c) Distribution in reduction of the Class C Notes                     $               0.00

     4.  Principal Accumulation Account ending balance after deposit
         or withdrawal on the Distribution Date                                 $               0.00

F.   INFORMATION REGARDING THE SPREAD ACCOUNT

     1.  Opening Available Spread Account Amount on the Distribution
         Date for the Monthly Period                                            $       5,000,000.00

     2.  Aggregate amount required to be withdrawn pursuant to
         Section 4.11(c) of the related Indenture Supplement for
         distribution to Class C Noteholders pursuant to Section                $                  -
         4.04(a)(iv)

     3.  Aggregate amount required to be withdrawn pursuant to
         Section 4.11(d) or 4.11(e) for distribution in reduction of
         the Class C Note Principal Balance                                     $                  -

     4.  Spread Account Percentage for the Distribution Date for the
         Monthly Period                                                                         1.00%

     5.  Closing Required Spread Account Amount for the Distribution
         Date for the Monthly Period                                            $       5,000,000.00

     6.  Amount on deposit in Spread Account after required
         withdrawals on the Distribution Date for the Monthly Period
         (1-(2+3))                                                              $       5,000,000.00

     7.  Spread Account Deficiency, if any (5 MINUS 6)                          $                  -

     8.  Amounts deposited pursuant to Section 4.04(a)(viii) or
         4.10(e)                                                                $                  -

     9.  Remaining Spread Account Deficiency, if any (7 minus 8)                $                  -

     10. Spread Account Surplus, if any (6 minus 5), included in
         Available Finance Charge Collections                                   $                  -

G.   INFORMATION REGARDING THE RESERVE ACCOUNT

     1.  Reserve Account Funding Date

     2.  Opening Available Reserve Account Amount on the Distribution
         Date for the Monthly Period                                            $                  -

     3.  Aggregate amount required to be withdrawn pursuant to
         Section 4.10(d) for inclusion in Available Finance Charge
         Collections:
         (a) Covered Amount                                                     $                  -
         (b) Principal Accumulation Investment Earnings                         $                  -
         (c) Reserve Draw Amount (a MINUS b)                                    $                  -

     4.  Required Reserve Account Amount                                        $                  -

     5.  Reserve Account Surplus (4-(2-3))                                      $                  -

H.   INFORMATION REGARDING ACCUMULATION PERIOD

     1.  Accumulation Period Length (months)                                                       -

     2.  Controlled Accumulation Amount (as recalculated, if
         Accumulation Period Length is shortened pursuant to Section
         4.13)                                                                  $                  -


     IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 10th day of September, 2007.

                                              FIRST NATIONAL BANK OF OMAHA,
                                              Servicer

                                              By:
                                                 -------------------------------
                                              Name:  Karlyn M. Knieriem
                                              Title: Vice President